DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Results of the Discontinued Operation [Table Text Block]
	For the year	For the year	For the year
	ended December	ended December	ended December
	31, 2018	31, 2017	31, 2016
Expenses
Field camp expenses	$-	$-	$25,654
Professional fees	-	2,149	2,494
General and administrative expenses	-	10,867	18,293
Impairments	173	295	-
Depreciation and amortization	-	24	10,408
Net operating loss	(173)	(13,335)	(56,849)
Other income	-	-	57,226
Foreign exchange (loss) gain	-	304	(465)
Net loss from discontinued operations	$(173)	$(13,031)	$(88)

Schedule of Cash Flows from the Discontinued Operation [Table Text Block]
	For the year ended
	December 31,	December 31,	December 31,
Cash Flows from discontinued operations	2018	2017	2016
Net loss from discontinued operations	$(173)	$(13,031)	$(88)
Add items not affecting cash:
Depreciation	-	24	10,408
Impairments	-	295	-
Change in non-cash working capital items
Prepaids and advances	3,704	7,567	2,550
Accounts payable	(5,358)	4,676	(2,899)
Cash (utilized in) / generated by operating activities - discontinued operations	(1,827)	(469)	9,970
Cash (outflows) inflows from discontinued operations	$(1,827)	$(469)	$9,970
Cash - discontinued operations	$-	$1,827	$15,978